COMMITMENTS AND CONTINGENCIES - Disclosure of future minimum payments (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure Of Commitments [Line Items]
Commitments	$ 21,221
2024 [Member]
Disclosure Of Commitments [Line Items]
Commitments	14,030
2025 [member]
Disclosure Of Commitments [Line Items]
Commitments	6,071
2026 [member]
Disclosure Of Commitments [Line Items]
Commitments	1,120
2027 [Member]
Disclosure Of Commitments [Line Items]
Commitments	0
2028 and thereafter [Member]
Disclosure Of Commitments [Line Items]
Commitments	$ 0